SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Leases and Foreign Currency Translation (Details)		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Year-end spot rate [Member] | China, Yuan Renminbi
Leases and Foreign currency translation
Year-end spot rate	1			1	1	1
Average rate	7.2579			7.2579	7.2221	6.868
Year-end spot rate [Member] | Hong Kong, Dollars
Leases and Foreign currency translation
Year-end spot rate	1			1
Average rate	7.7793			7.7793
Average Rate [Member] | China, Yuan Renminbi
Leases and Foreign currency translation
Year-end spot rate	1	1	1	1	1	1
Average rate	7.2168	7.1946	7.2008	7.2168	7.153	6.8526
Average Rate [Member] | Hong Kong, Dollars
Leases and Foreign currency translation
Year-end spot rate	1	1	1	1
Average rate	7.7928	7.8126	7.8083	7.7928